Account Receivables - Trade, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Account Receivables - Trade, Net (Textual)
Provision for doubtful accounts	$ 95
Recorded debt write-off amount	$ 29	$ 74